DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Change in uncertain income tax positions, including interest and penalties	$ 1,847